Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended				72 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2027
Revenues:
Total revenues	$ 1,757,216	$ 1,754,677	$ 1,759,836
Revenue recognized that was included in the deferred revenue	49,500	50,900	49,900
Sales and Marketing Expenses
Advertising and promotional expenses	$ 338,100	319,800	302,300
Options
Stock-based compensation
Vesting period	4 years
Service-based restricted share units
Stock-based compensation
Vesting period	4 years
Advertising and marketing revenues
Revenues:
Total revenues	$ 1,501,630	1,498,693	1,534,014
Costs and Expenses
Cultural business construction fees (as a percent)				3.00%	1.50%
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats	3 months
Revenues from advertisers signing contracts with company directly
Revenues:
Total revenues	$ 559,339	487,306	437,276
Revenues From Advertising Agencies
Revenues:
Total revenues	942,291	1,011,387	1,096,738
Value-added services revenues
Revenues:
Total revenues	$ 255,586	$ 255,984	$ 225,822